Comparative information 2021 - Summary of Commissions and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Commissions And Expenses [line items]
Employee expenses	€ 1,711	€ 1,696
Depreciation expense included in administration expenses	€ 97	€ 103
Previously Reported [member]
Disclosure Of Commissions And Expenses [line items]
Total			€ 5,286
IFRS4 and IAS39 [member] | Previously Reported [member]
Disclosure Of Commissions And Expenses [line items]
Commissions			2,539
Employee expenses			1,511
Administration expenses			1,294
Deferred expenses			(1,160)
Amortization of deferred expenses			933
Amortization of VOBA and future servicing rights			171
Total			5,286
Depreciation expense included in administration expenses			99
IFRS4 and IAS39 [member] | Previously Reported [member] | Equipment Software And Real Estate Held For Own Use [Member]
Disclosure Of Commissions And Expenses [line items]
Depreciation expense included in administration expenses			€ 80